Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) and certain performance measures for the fiscal years listed below. The Compensation Discussion & Analysis (“CD&A”) describes the compensation setting process for our executive officers, which is done independently from the disclosure requirements.
Pay Versus Performance
The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020 along with the required financial information required for each fiscal year. CAP is calculated in accordance with SEC rules and includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year. CAP does not correlate to the total amount of cash or equity compensation paid or received during each fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive, and the amount of compensation ultimately received may, in fact, be different from the CAP amounts disclosed in the table below:

					Value of Initial Fixed $100 Investment Based On:
Year (1)(2)	Summary Compensation Table Total for PEO (3)	Compensation Actually Paid to PEO (3)(4)(5)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)(4)(5)	Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)	Net Income (Loss) (in millions) (8)	Revenue (in millions) (9)
	$	$	$	$	$	$	$	$

2024	8,199,136	9,626,783	2,983,724	2,398,150	327.99	105.42	35.5	441.5

2023	6,758,070	12,840,614	2,493,824	3,227,811	415.20	106.34	(25.0)	241.6

2022	3,287,862	25,221,314	958,883	4,539,310	324.67	99.81	(36.2)	93.5

2021	7,370,365	5,172,952	1,441,564	1,070,395	100.79	125.43	(44.2)	30.3

2020	2,385,687	2,664,897	928,500	1,040,808	104.68	130.04	(28.7)	25.6

(1)	For all years reported, the principal executive officer (“PEO”) was Waleed H. Hassanein, M.D.

(2)	Non-PEO NEOs reflect the following executives for each covered fiscal year:
2024: Gerardo Hernandez, Tamer Khayal, M.D., Nicholas Corcoran, Anil Ranganath, Stephen Gordon;
2023: Stephen Gordon, Tamer Khayal, M.D., Nicholas Corcoran, Anil Ranganath;
2022: Stephen Gordon, Tamer Khayal, M.D., Miriam Provost, Laura Damme;
2021: Stephen Gordon, Tamer Khayal, M.D., Miriam Provost, Laura Damme; and
2020: Stephen Gordon, Tamer Khayal, M.D.
(3)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP are shown in the tables below. The amounts reflected for fiscal year 2023 have been revised from the amounts previously reported in last year’s Proxy Statement to reflect the correct Average Summary Compensation Table Total for our
Non-PEO
NEOs and to incorporate an inadvertent omission of certain tranches of outstanding stock option awards granted in a previous year that remained outstanding as of the end of fiscal year 2023.

	CAP to PEO
	2024	2023	2022	2021	2020
	$	$	$	$	$

Summary Compensation Table Total	8,199,136	6,758,070	3,287,862	7,370,365	2,385,687

Adjustments for Stock and Option Awards

Adjustment for grant date fair values in the Summary Compensation Table	(6,096,424)	(4,940,574)	(1,825,900)	(6,377,940)	(1,445,960)

Year-end fair value of unvested awards granted in the covered fiscal year	3,958,387	5,365,601	10,641,357	2,075,714	1,671,287

Year-over-year difference of year-end fair values for unvested awards granted in prior years that remained outstanding at the covered fiscal year end	(2,382,164)	3,440,246	8,789,191	(136,012)	67,306

Fair values at vest date for awards granted and vested in covered fiscal year	971,689	532,735	1,647,831	949,688	312,077

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vesting in the covered fiscal year	4,976,159	1,684,536	2,680,973	1,291,136	(325,501)

Compensation Actually Paid (as calculated)	9,626,783	12,840,614	25,221,314	5,172,952	2,664,897

	Average CAP to Non-PEO NEOs
	2024	2023	2022	2021	2020
	$	$	$	$	$

Summary Compensation Table Total	2,983,724	2,493,824	958,883	1,441,564	928,500

Adjustments for Stock and Option Awards

Adjustment for grant date fair values in the Summary Compensation Table	(2,053,545)	(1,738,234)	(328,662)	(977,265)	(405,485)

Year-end fair value of unvested awards granted in the covered fiscal year	1,079,261	1,822,445	1,915,468	318,056	469,469

Year-over-year difference of year-end fair values for unvested awards granted in prior years that remained outstanding at the covered fiscal year end	(371,623)	372,583	1,344,256	(16,871)	9,332

Fair values at vest date for awards granted and vested in covered fiscal year	188,739	93,271	296,601	145,504	87,658

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vesting in the covered fiscal year	571,594	183,922	352,765	159,408	(48,666)

Compensation Actually Paid (as calculated)	2,398,150	3,227,811	4,539,310	1,070,395	1,040,808

(4)
The valuation of RSU awards included as part of CAP was based on the grant date closing price and the closing price on the applicable vesting date or fiscal year end. The following summarizes the valuation assumptions used for stock option awards included as part of CAP:

a.	Expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and remaining term, as of the applicable vesting date or fiscal year end.
b.	The exercise price is based on each grant date closing price and fair value is based on the closing price on the applicable vesting date or fiscal year end.
c.	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the applicable vesting date or fiscal year end.
d.
Historical volatility is based on the daily price history for each year of remaining expected life prior to each applicable vesting date or fiscal year end; closing prices are provided by S&P Capital IQ and are adjusted for dividends and splits.

e.	Annual dividend yield on each applicable vesting date or fiscal year end is assumed to be zero.

(5)	The following table illustrates the valuation assumptions as of the vesting date for stock options that vested in each of the covered fiscal years:

	For Stock Options Vesting in
	2024	2023	2022	2021	2020

Expected volatility	72.02% - 77.95%	71.79% - 77.78%	69.15% - 76.30%	64.38% - 72.22%	56.71% - 71.56%

Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

Expected term, in years	3.0 - 5.0	3.0 - 5.0	3.2 - 5.0	3.0 - 5.0	3.2 - 5.0

Risk-free interest rate	3.44% - 4.81%	3.54% - 4.91%	0.97% - 4.48%	0.19% - 1.34%	0.15% - 1.69%

(6)
The amounts reported in this column represent the cumulative total return on $100 invested in the Company’s common stock as of December 31, 2019 through the last trading day for the applicable fiscal year in the table. The Company has not paid any dividends since its IPO.

(7)
The amounts reported in this column represent the weighted cumulative total return on $100 invested as of December 31, 2019 through the last trading day for the applicable fiscal year in the table, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group total shareholder return set forth in this table utilizes the Nasdaq Healthcare Index (IXHC), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2024. The return of this index is calculated assuming reinvestment of dividends during the period presented.

(8)	The amounts reported in this column represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

(9)
The amounts reported in this column represent revenue, our Company-Selected Measure, which we believe is the most important financial measure used to link compensation actually paid to our named executive officers to Company performance for 2024. The amounts represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(2)	Non-PEO NEOs reflect the following executives for each covered fiscal year:
2024: Gerardo Hernandez, Tamer Khayal, M.D., Nicholas Corcoran, Anil Ranganath, Stephen Gordon;
2023: Stephen Gordon, Tamer Khayal, M.D., Nicholas Corcoran, Anil Ranganath;
2022: Stephen Gordon, Tamer Khayal, M.D., Miriam Provost, Laura Damme;
2021: Stephen Gordon, Tamer Khayal, M.D., Miriam Provost, Laura Damme; and
2020: Stephen Gordon, Tamer Khayal, M.D.

Peer Group Issuers, Footnote	The peer group total shareholder return set forth in this table utilizes the Nasdaq Healthcare Index (IXHC), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
	for the year ended December 31, 2024. The return of this index is calculated assuming reinvestment of dividends during the period presented.
PEO Total Compensation Amount	$ 8,199,136	$ 6,758,070	$ 3,287,862	$ 7,370,365	$ 2,385,687
PEO Actually Paid Compensation Amount	$ 9,626,783	12,840,614	25,221,314	5,172,952	2,664,897
Adjustment To PEO Compensation, Footnote
(3)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP are shown in the tables below. The amounts reflected for fiscal year 2023 have been revised from the amounts previously reported in last year’s Proxy Statement to reflect the correct Average Summary Compensation Table Total for our
Non-PEO
NEOs and to incorporate an inadvertent omission of certain tranches of outstanding stock option awards granted in a previous year that remained outstanding as of the end of fiscal year 2023.

	CAP to PEO
	2024	2023	2022	2021	2020
	$	$	$	$	$

Summary Compensation Table Total	8,199,136	6,758,070	3,287,862	7,370,365	2,385,687

Adjustments for Stock and Option Awards

Adjustment for grant date fair values in the Summary Compensation Table	(6,096,424)	(4,940,574)	(1,825,900)	(6,377,940)	(1,445,960)

Year-end fair value of unvested awards granted in the covered fiscal year	3,958,387	5,365,601	10,641,357	2,075,714	1,671,287

Year-over-year difference of year-end fair values for unvested awards granted in prior years that remained outstanding at the covered fiscal year end	(2,382,164)	3,440,246	8,789,191	(136,012)	67,306

Fair values at vest date for awards granted and vested in covered fiscal year	971,689	532,735	1,647,831	949,688	312,077

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vesting in the covered fiscal year	4,976,159	1,684,536	2,680,973	1,291,136	(325,501)

Compensation Actually Paid (as calculated)	9,626,783	12,840,614	25,221,314	5,172,952	2,664,897

Non-PEO NEO Average Total Compensation Amount	$ 2,983,724	2,493,824	958,883	1,441,564	928,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,398,150	3,227,811	4,539,310	1,070,395	1,040,808
Adjustment to Non-PEO NEO Compensation Footnote
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP are shown in the tables below. The amounts reflected for fiscal year 2023 have been revised from the amounts previously reported in last year’s Proxy Statement to reflect the correct Average Summary Compensation Table Total for our
Non-PEO
NEOs and to incorporate an inadvertent omission of certain tranches of outstanding stock option awards granted in a previous year that remained outstanding as of the end of fiscal year 2023.

	Average CAP to Non-PEO NEOs
	2024	2023	2022	2021	2020
	$	$	$	$	$

Summary Compensation Table Total	2,983,724	2,493,824	958,883	1,441,564	928,500

Adjustments for Stock and Option Awards

Adjustment for grant date fair values in the Summary Compensation Table	(2,053,545)	(1,738,234)	(328,662)	(977,265)	(405,485)

Year-end fair value of unvested awards granted in the covered fiscal year	1,079,261	1,822,445	1,915,468	318,056	469,469

Year-over-year difference of year-end fair values for unvested awards granted in prior years that remained outstanding at the covered fiscal year end	(371,623)	372,583	1,344,256	(16,871)	9,332

Fair values at vest date for awards granted and vested in covered fiscal year	188,739	93,271	296,601	145,504	87,658

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and vesting in the covered fiscal year	571,594	183,922	352,765	159,408	(48,666)

Compensation Actually Paid (as calculated)	2,398,150	3,227,811	4,539,310	1,070,395	1,040,808

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
As described in greater detail in the CD&A, we have a significant focus on pay-for-performance.
The most important financial and
non-financial
performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2024 to our performance were:

•	Revenue target of $370M;

•	Scaling TransMedics Aviation to a minimum of 16 planes by September 30, 2024;

•	Initiation of a US Lung clinical program/trial by December 31, 2024;

•	Completion of ERP upgrade and HRIS implementation by December 31, 2024;

•	PMA submission of 2 new assembly improvements for current OCS modules by December 31, 2024;

•	Sustained EBITDA positive for a minimum of 2 quarters in 2024;

•	FDA submission of new OCS boards with integrated lactate and ABG sensors by December 31, 2024;

•	Complete development of OCS Connect II & OCS Cloud Connectivity by December 31, 2024; and

•	Supply chain to control management of all inventory at NOP hubs by December 31, 2024.

Total Shareholder Return Amount	$ 327.99	415.2	324.67	100.79	104.68
Peer Group Total Shareholder Return Amount	105.42	106.34	99.81	125.43	130.04
Net Income (Loss)	$ 35,500,000	$ (25,000,000)	$ (36,200,000)	$ (44,200,000)	$ (28,700,000)
Company Selected Measure Amount	441,500,000	241,600,000	93,500,000	30,300,000	25,600,000
PEO Name	Waleed H. Hassanein, M.D.	Waleed H. Hassanein, M.D.	Waleed H. Hassanein, M.D.	Waleed H. Hassanein, M.D.	Waleed H. Hassanein, M.D.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue target of $370M
Measure:: 2
Pay vs Performance Disclosure
Name	Scaling TransMedics Aviation to a minimum of 16 planes by September 30, 2024
Measure:: 3
Pay vs Performance Disclosure
Name	Initiation of a US Lung clinical program/trial by December 31, 2024
Measure:: 4
Pay vs Performance Disclosure
Name	Completion of ERP upgrade and HRIS implementation by December 31, 2024
Measure:: 5
Pay vs Performance Disclosure
Name	PMA submission of 2 new assembly improvements for current OCS modules by December 31, 2024
Measure:: 6
Pay vs Performance Disclosure
Name	Sustained EBITDA positive for a minimum of 2 quarters in 2024
Measure:: 7
Pay vs Performance Disclosure
Name	FDA submission of new OCS boards with integrated lactate and ABG sensors by December 31, 2024
Measure:: 8
Pay vs Performance Disclosure
Name	Complete development of OCS Connect II & OCS Cloud Connectivity by December 31, 2024
Measure:: 9
Pay vs Performance Disclosure
Name	Supply chain to control management of all inventory at NOP hubs by December 31, 2024
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,096,424)	$ (4,940,574)	$ (1,825,900)	$ (6,377,940)	$ (1,445,960)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,958,387	5,365,601	10,641,357	2,075,714	1,671,287
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,382,164)	3,440,246	8,789,191	(136,012)	67,306
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	971,689	532,735	1,647,831	949,688	312,077
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,976,159	1,684,536	2,680,973	1,291,136	(325,501)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,053,545)	(1,738,234)	(328,662)	(977,265)	(405,485)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,079,261	1,822,445	1,915,468	318,056	469,469
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(371,623)	372,583	1,344,256	(16,871)	9,332
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,739	93,271	296,601	145,504	87,658
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 571,594	$ 183,922	$ 352,765	$ 159,408	$ (48,666)